Share capital, share premium and shares held in treasury	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Share capital, share premium and shares held in treasury
23 Share capital and shares held in treasury

Accounting policy
Shares of RELX PLC that are repurchased and not cancelled are classified as shares held in treasury. The consideration paid, including directly attributable costs, is recognised as a deduction from equity. Shares of RELX PLC that are purchased by the Employee Benefit Trust are also classified as shares held in treasury, with the cost recognised as a deduction from equity.

RELX PLC

CALLED UP SHARE CAPITAL – ISSUED AND FULLY PAID	No. of shares	2021 £m	No. of shares	2020 £m
At start of year	1,982,299,312	286	1,980,802,659	286
Issue of ordinary shares	2,662,320	–	1,496,653	–
At end of year	1,984,961,632	286	1,982,299,312	286

NUMBER OF ORDINARY SHARES	Year ended 31 December
	Shares in issue (millions)	Treasury shares (millions)	2021 Shares in issue net of treasury shares* (millions)	2020 Shares in issue net of treasury shares* (millions)
RELX PLC
At start of year	1,982.3	(56.3)	1,926.0	1,931.8
Issue of ordinary shares	2.7	–	2.7	1.5
Repurchase of ordinary shares	–	–	–	(7.8)
Net release of shares by the Employee Benefit Trust	–	0.7	0.7	0.5
At end of year	1,985.0	(55.6)	1,929.4	1,926.0

*	At 31 December 2021 the total shares in issue net of treasury shares is 1,929,425,389 (2020: 1,926,018,680).
During the year, RELX PLC repurchased no RELX PLC ordinary shares (2020: 7.8m; 2019: 33.5m); repurchased shares are held in treasury. In 2020 the total consideration for the RELX PLC repurchases was £150m.
The Employee Benefit Trust purchases RELX PLC shares which, at the trustees’ discretion, can be used in respect of the exercise of share options and to meet commitments under conditional share awards. During the year, the Employee Benefit Trust purchased 61,040 shares for a total cost of £1m (2020: £37m; 2019: £37m). At 31 December 2021, shares held by the Employee Benefit Trust were £86m (2020: £97m; 2019: £94m) at cost.
The issue of ordinary shares in the year relates to the exercise of share options.
All of the RELX PLC ordinary shares rank equally with respect to voting rights and rights to receive dividends, except for shares held in treasury, which do not attract voting or dividend rights. There are no restrictions on the rights to transfer shares.
At 31 December 2021, RELX PLC shares held in treasury related to 5,448,564 (2020: 6,192,953; 2019: 6,753,010) RELX PLC ordinary shares held by the Employee Benefit Trust; and 50,087,679 (2020: 50,087,679; 2019: 42,267,027) RELX PLC ordinary shares held by the parent company. No RELX PLC ordinary shares held in treasury were cancelled in 2021 (2020: nil).